Payments, by Category - USD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Comm. Social Resp.	Total Payments
Total	$ 296,938,000	$ 149,734,000	$ 2,021,000	$ 21,724,000	$ 1,772,000	$ 1,714,000	$ 473,903,000